Long-term Notes and Loans Payable, Net - (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of Loans Payable Balances is Follows
The following table represents the Company’s Long-term notes and loans payable, net balances as of December 31, 2022 and 2021:

($ in thousands)	2022	2021
Senior Loan	$400,000	$400,000
Interest payable	9,500	9,711
Financing liability	96,917	97,797
Total borrowings and interest payable	$506,417	$507,508
Less: Unamortized debt issuance costs	(18,550)	(22,501)
Less: Short-term borrowings and interest payable	(9,500)	(9,711)
Less: Current portion of financing liability	(9,312)	(10,217)
Total Long-term notes and loans payable, net	$469,055	$465,079